Consolidated Statement of Financial Position - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Current assets
Cash and cash equivalents	$ 29,116,835	$ 18,575,040
Trade and other receivables	10,400,060	987,413
Other current assets	337,093	288,215
Assets classified as held for sale		2,997,592
Total current assets	39,853,988	22,848,260
Non-current assets
Property, plant and equipment	53,466	60,797
Intangible assets	46,574,422	49,087,288
Other financial assets		40,000
Total non-current assets	46,627,888	49,188,085
Total assets	86,481,876	72,036,345
Current liabilities
Trade and other payables	9,340,993	10,856,793
Other financial liabilities	3,421,337	6,319,189
Employee benefit obligations	450,104	399,788
Deferred revenue	1,720,551
Total current liabilities	14,932,985	17,575,770
Non-current liabilities
Trade and other payables
Other financial liabilities	28,676,987	27,107,289
Total non-current liabilities	28,676,987	27,107,289
Total liabilities	43,609,972	44,683,059
Net assets	42,871,904	27,353,286
EQUITY
Share capital	176,558,493	100,681,716
Other equity	849,544	849,544
Other reserves	13,116,919	37,930,072
Accumulated losses	(145,732,952)	(111,338,770)
Non-controlling interests	(1,920,100)	(769,276)
Total equity	$ 42,871,904	$ 27,353,286